S000006863 [Member] Annual Fund Operating Expenses - U.S. Strategic Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
U.S. Strategic Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.91%	[1]
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.87%	[1]

[1]	Until April 30, 2027, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive 0.04% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval.